Interest-bearing loans and borrowings - Summary of non convertible debentures (Secured) (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2022 USD ($)
Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Net of transaction cost	₨ 84,262	₨ 100,584	$ 1,111
Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Net of transaction cost	84,020	101,114	1,107
Transaction Cost	₨ 242	₨ (530)	4
Tranche One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche One | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	1,026
Net of transaction cost	₨ 0	₨ 1,026	$ 0
Nominal interest rate %	9.41%		9.41%
Earliest redemption date	Jun. 30, 2020
Last date of repayment	Sep. 30, 2030
Terms of repayment	Quarterly
Tranche Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Two | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	4,966
Net of transaction cost	₨ 0	₨ 4,966	$ 0
Nominal interest rate %	9.60%		9.60%
Earliest redemption date	Jun. 30, 2020
Last date of repayment	Mar. 31, 2023
Terms of repayment	Quarterly
Tranche Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Three | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	1,778
Net of transaction cost	₨ 0	₨ 1,778	$ 0
Earliest redemption date	Jun. 30, 2020
Last date of repayment	Mar. 31, 2023
Terms of repayment	Quarterly
Tranche Three | Gross carrying amount | Secured Non Convertible Debentures | Bottom of Range
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Nominal interest rate %	9.60%		9.60%
Tranche Three | Gross carrying amount | Secured Non Convertible Debentures | Top of Range
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Nominal interest rate %	9.95%		9.95%
Tranche Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Four | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	3,071
Net of transaction cost	₨ 0	₨ 3,071	$ 0
Terms of repayment	Quarterly
Tranche Four | Gross carrying amount | Secured Non Convertible Debentures | Bottom of Range
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Nominal interest rate %	9.60%		9.60%
Tranche Four | Gross carrying amount | Secured Non Convertible Debentures | Top of Range
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Nominal interest rate %	9.95%		9.95%
Tranche Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Five | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	2,844
Net of transaction cost	₨ 0	₨ 2,844	$ 0
Nominal interest rate %	9.95%		9.95%
Earliest redemption date	Jun. 30, 2020
Last date of repayment	Mar. 31, 2023
Terms of repayment	Quarterly
Tranche Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Six | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,025	3,370
Net of transaction cost	₨ 3,025	₨ 3,370	$ 40
Nominal interest rate %	9.75%		9.75%
Earliest redemption date	Sep. 30, 2020
Last date of repayment	Mar. 31, 2033
Terms of repayment	Half yearly
Tranche Seven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Seven | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	422	474
Net of transaction cost	₨ 422	₨ 474	$ 6
Nominal interest rate %	8.55%		8.55%
Earliest redemption date	Sep. 30, 2020
Last date of repayment	Sep. 30, 2034
Terms of repayment	Half yearly
Tranche Eight | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Eight | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	2,031	2,161
Net of transaction cost	₨ 2,031	₨ 2,161	$ 27
Nominal interest rate %	8.65%		8.65%
Earliest redemption date	Sep. 30, 2020
Last date of repayment	Sep. 30, 2034
Terms of repayment	Half yearly
Tranche Nine | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Nine | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,675	3,867
Net of transaction cost	₨ 3,675	₨ 3,867	$ 48
Nominal interest rate %	8.75%		8.75%
Earliest redemption date	Sep. 30, 2020
Last date of repayment	Sep. 30, 2034
Terms of repayment	Half yearly
Tranche Ten | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Ten | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	2,000	2,000
Net of transaction cost	₨ 2,000	₨ 2,000	$ 26
Nominal interest rate %	12.50%		12.50%
Earliest redemption date	Oct. 27, 2022
Last date of repayment	Oct. 27, 2022
Terms of repayment	Bullet
Tranche Eleven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Eleven | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,500	2,000
Net of transaction cost	₨ 1,500	₨ 2,000	$ 20
Nominal interest rate %	12.68%		12.68%
Earliest redemption date	Sep. 28, 2022
Last date of repayment	Sep. 28, 2022
Terms of repayment	Bullet
Tranche Twelve | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twelve | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	3,210
Net of transaction cost	₨ 0	₨ 3,210	$ 0
Nominal interest rate %	9.45%		9.45%
Earliest redemption date	Jul. 30, 2025
Last date of repayment	Jul. 30, 2025
Terms of repayment	Bullet
Tranche Thirteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,738	3,738
Net of transaction cost	₨ 3,738	₨ 3,738	$ 49
Nominal interest rate %	8.55%		8.55%
Earliest redemption date	Aug. 31, 2022
Last date of repayment	Aug. 31, 2022
Terms of repayment	Bullet
Tranche Fourteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Fourteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	9,000
Net of transaction cost	₨ 0	₨ 9,000	$ 0
Nominal interest rate %	9.25%		9.25%
Earliest redemption date	Mar. 30, 2022
Last date of repayment	Mar. 30, 2022
Terms of repayment	Bullet
Tranche Fifteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Fifteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	5,159	5,159
Net of transaction cost	₨ 5,159	₨ 5,159	$ 68
Nominal interest rate %	8.46%		8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Sixteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Sixteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,747	1,747
Net of transaction cost	₨ 1,747	₨ 1,747	$ 23
Nominal interest rate %	8.46%		8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Seventeen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Seventeen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,674	1,674
Net of transaction cost	₨ 1,674	₨ 1,674	$ 22
Nominal interest rate %	8.46%		8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Eighteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Eighteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	440	440
Net of transaction cost	₨ 440	₨ 440	$ 6
Nominal interest rate %	8.46%		8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Nineteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Nineteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	5,948	5,948
Net of transaction cost	₨ 5,948	₨ 5,948	$ 78
Nominal interest rate %	8.46%		8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	2,972	2,972
Net of transaction cost	₨ 2,972	₨ 2,972	$ 39
Nominal interest rate %	8.46%		8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty One | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,197	1,197
Net of transaction cost	₨ 1,197	₨ 1,197	$ 16
Nominal interest rate %	8.46%		8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Two | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,189	1,189
Net of transaction cost	₨ 1,189	₨ 1,189	$ 16
Nominal interest rate %	8.46%		8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Three | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,188	1,188
Net of transaction cost	₨ 1,188	₨ 1,188	$ 16
Nominal interest rate %	8.46%		8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Four | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,199	1,199
Net of transaction cost	₨ 1,199	₨ 1,199	$ 16
Nominal interest rate %	8.46%		8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Five | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,196	1,196
Net of transaction cost	₨ 1,196	₨ 1,196	$ 16
Nominal interest rate %	8.46%		8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Six | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,548	1,548
Net of transaction cost	₨ 1,548	₨ 1,548	$ 20
Nominal interest rate %	6.03%		6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Twenty Seven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Seven | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	6,765	6,765
Net of transaction cost	₨ 6,765	₨ 6,765	$ 89
Nominal interest rate %	6.03%		6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Twenty Eight | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,835	3,835
Net of transaction cost	₨ 3,835	₨ 3,835	$ 51
Nominal interest rate %	6.03%		6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Twenty Nine | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Nine | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	11,721	11,721
Net of transaction cost	₨ 11,721	₨ 11,721	$ 154
Nominal interest rate %	6.03%		6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Thirty | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,736	1,736
Net of transaction cost	₨ 1,736	₨ 1,736	$ 23
Nominal interest rate %	6.03%		6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Thirty One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty One | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,663	3,663
Net of transaction cost	₨ 3,663	₨ 3,663	$ 48
Nominal interest rate %	6.03%		6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Thirty Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty Two | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	4,432	4,432
Net of transaction cost	₨ 4,432	₨ 4,432	$ 58
Nominal interest rate %	6.03%		6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Thirty Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty Three | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	10,020
Net of transaction cost	₨ 10,020		$ 132
Nominal interest rate %	7.75%		7.75%
Earliest redemption date	Sep. 27, 2024
Last date of repayment	Sep. 27, 2024
Terms of repayment	Bullet